Related Party Transactions - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Promedical S.A [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Bolivian sociedad anónima owned 50% by the Minski Family and measured as an equity method investment.
Fundación Procaps [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Colombian non-profit entity owned 100% by members of the Minski Family.
Industrias Intercaps De Venezuela, C.A. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.
Originates Inc. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Florida corporation owned 100% by members of the Minski Family.
Gelco S.A.S. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.
Gelco Gelatinas Do Brasil [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.
Laboratorios Vivax Pharmaceutical C.A. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.
C.I. Naturmega S.A. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Colombian sociedad anónima owned 92% by members of the Minski Family. Mostly a supplier.
Simviel S.A.S. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Colombian sociedad por acciones simplificada owned 100% by a member of the Minski Family.
Pharma Perspectives S.A. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.
Carlton Mega Inversiones S.A. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.
Sognatore Trust [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A trust for the benefit of certain members of the Minski Family.
Deseja Trust [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A trust for the benefit of certain members of the Minski Family.
Simphony Trust [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A trust for the benefit of certain members of the Minski Family.
Union Acquisition Associates II, LLC [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Florida limited liability company controlled by a member of the Board of Directors.
Palo Santo Media LLC [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Florida limited liability company owned and controlled by an immediate family member of a member of the Board of Directors.
Escala Impresores S.A.S. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Colombian sociedad por acciones simplificada owned by a brother of the Minski Family. Mostly a supplier.
Dilcrest Assets S.A. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Panamanian sociedad anónima owned 100% by members of the Minski Family.
Herfroze Investments Ltd. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Panama Limited liability company owned by members of the Minski Family.
Bindermoor Overseas S.A. [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Panama company owned by members of the Minski Family.
WM Partners LP [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Florida private equity firm that is 45% owned by members of the Minski Family and 45% owned by a member of the Board of Directors.
Batley Managment [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	A Panama company owned by members of the Minski Family.
Hoche Partners Pharma Holding SARL [Member]
Schedule of Related Parties [Line Items]
Related party transaction description	Luxembourg company and a Procaps Shareholder.